AST Large-Cap Equity Portfolio Expense Example, No Redemption - AST Large-Cap Equity Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	$ 1,037